Loans Payable - Related Party (Details Narrative) - USD ($)	Mar. 27, 2018	Mar. 13, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 07, 2017	Dec. 31, 2016
Rate of interest					5.00%
Accrued interest			$ 68,744	$ 52,949		$ 17,945
Loan Agreement [Member] | Michael Blum [Member]
Advance from related party		$ 100,000
Debt, principal amount		$ 100,000
Debt, term		6 months
Rate of interest		12.00%
Repayments of debt		$ 100,000
Debt instrument, description		We are entitled to repay the whole or any portion of the principal amount of $100,000, plus accrued interest on the portion of the principal amount of $100,000 being repaid, at any time. The loan agreement provides that we must, within five days of the release of funds to us from our private placement of subscription receipts that closed in March 2018, repay the principal amount of $100,000 plus accrued interest in full.
Accrued interest			592
Loan Agreement [Member] | Greg Burnett [Member]
Advance from related party	$ 100,000
Debt, principal amount	$ 100,000
Debt, term	6 months
Rate of interest	12.00%
Repayments of debt	$ 100,000
Debt instrument, description	We are entitled to repay the whole or any portion of the principal amount of $100,000, plus accrued interest on the portion of the principal amount of $100,000 being repaid, at any time. The loan agreement provides that we must, within five days of the release of funds to us from our private placement of subscription receipts that closed in March 2018, repay the principal amount of $100,000 plus accrued interest in full.
Accrued interest			$ 131